Lease	6 Months Ended
Dec. 31, 2024
Lease [Abstract]
LEASE

17. LEASE

Supplemental balance sheet information related to the operating lease was as follows:

	As of December 31,	As of June 30,
	2024	2024
Right-of-use assets	$42,266,949	$35,273

Lease payments accrued *	1,386,988	-

Operating lease liabilities - current	$39,730	$45,269
Operating lease liabilities - non-current	43,817,804	-
Total operating lease liabilities	$43,857,534	$45,269

*	Lease payments accrued represent the amount of the discounted lease liability less than the non-current lease liability, which resulted from the significant discount of lease payment during the first year (around 90% of third or fourth year).

The weighted average remaining lease terms and discount rates for the operating lease as of December 31, 2024 were as follows:

Remaining lease term and discount rate:

Weighted average remaining lease term (years)	18.90
Weighted average discount rate	4.64%

During the six months ended December 31, 2024 and 2023, the Company incurred total operating lease expenses of $320,863 and $43,390, respectively. Of the total lease expenses during the six months ended December 31, 2024, $296,564 was offset against gross rental income, as the Company acted in an agency capacity by subleasing the leased property to a third party for the same leasing period.

During the six months ended December 31, 2024, the Company signed two lease contracts, pursuant to which, the Company leased 167,473 square meters of apartment in Xiamen till November 29, 2043 and 200 square meters of office in Beijing till November 29, 2027, respectively. The leased apartment located at Jinyuanxili Jimei District, Xiamen, Fujian, China, were fully leased out to a third party. The leased office located at 3-218B, No.5, Tangjiachun, Guangqumen Road, Chaoyao District, Beijing, China was used as the Company’s office.

As of December 31, 2024, the future minimum rent payable under the non-cancellable operating lease for fiscal years ending December 31 were:

2025	$617,105
2026	1,835,386
2027	3,339,410
2028	3,447,867
2029	3,447,867
Thereafter	53,797,678
Total lease payments	66,485,313
Less: imputed interest	(24,014,767)
Add: lease payments accrued	1,386,988
Present value of lease liabilities	$43,857,534